Net financial results	12 Months Ended
Dec. 31, 2017
Net financial results
Net financial results

29Net financial results

	2017	2016	2015
Finance income
Gains on financial investments	21,388	12,032	9,132
Interest on loans with related parties (Note 13)	1,012	7,165	5,702
Monetary adjustment of assets	1,881	1,507	1,147
Interest on financial assets	2,621	2,921	1,387
Other finance income	2,966	1,330	1,900

	29,868	24,955	19,268

Finance costs
Interest on loans and financing	(56,434)	(36,059)	(33,073)
Interest on deferred revenue	(8,184)	—	—
Monetary adjustment of provisions	(9,478)	(9,595)	(5,966)
Charges on discounting of trade bills	(5,379)	(6,105)	(4,524)
Present value adjustment	(9,180)	(4,291)	(3,341)
Other finance costs	(17,514)	(14,324)	(14,721)

	(106,169)	(70,374)	(61,625)

Exchange and monetary variations, net (i)	(53,880)	124,500	(299,574)

Finance results, net	(130,181)	79,081	(341,931)

(i)	Exchange variation is related mainly to debt of NEXA BR denominated in U.S. Dollar.